COVER LETTER

April 26, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MassMutual Select Small Company Value Fund, MassMutual Select Small Cap Growth Equity Fund, and MassMutual Select Destination Retirement Income Fund dated April 1, 2011, as filed under Rule 497(c) on April 5, 2011. The purpose of this filing is to submit the 497(c) filing dated April 5, 2011 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (413) 744-6602.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds